Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Options, beginning balance	249,911	266,005	214,701
Options, granted	137,010	119,925	116,455	[1]
Options, exercised	(9,674)	(124,918)	(62,269)
Options, forfeited	(11,752)	(11,101)	(2,882)
Options, ending balance	365,495	249,911	266,005
Options, exercisable	124,312
Weighted average exercise price, granted	$ 36.11	$ 39.62	$ 29.34	[1]
Weighted average exercise price, exercised	28.02	21.46	15.28
Weighted average exercise price, forfeited	36.73	33.18	29.71
Weighted average grant date fair value, granted	14.71	11.89	10.96	[1]
Weighted average grant date fair value, exercised	9.94	8.46	6.54
Weighted average grant date fair value, forfeited	$ 13.05	$ 10.87	$ 11.79

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 12E. Regarding the grant of 22,795 options, see Note 3B.